DISCONTINUED OPERATIONS (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Nov. 14, 2018	Jun. 21, 2018	Dec. 31, 2019	Dec. 31, 2018
DECONSOLIDATION OF SUBSIDIARIES
Stock Issued During Period, Shares, New Issues		816,261,781
Payments of Dividends		$ 133,700
Dividends Payable, Amount Per Share		$ 0.6125
Allowance for doubtful accounts receivable			$ 264	$ 2,635
Beijing Infinities Interactive Media Co Ltd [Member]
DECONSOLIDATION OF SUBSIDIARIES
Business Combination, Consideration Transferred	$ 20,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 40,000
Allowance for doubtful accounts receivable			12,600
Renren SNS [Member]
DECONSOLIDATION OF SUBSIDIARIES
Disposal Group Including Discontinued Operation Related Party				$ 20,000
Proceeds From Related Party Discontinued Operation			$ 6,800